Loans and financings (Details 4) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current	$ 55,415	$ 50,883
Non-current	1,650,569	1,711,750
Borrowings	1,705,984	1,762,633	$ 1,725,566
Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Current	18,969
Non-current	1,202,602
Borrowings	1,221,571	1,231,129
SOFR [Member]
IfrsStatementLineItems [Line Items]
Current	1,086
Non-current	171,211
Borrowings	172,297	234,307
Brazilian National Monetary Council And Brazil Expected Inflation Plus Spread Tlp [Member]
IfrsStatementLineItems [Line Items]
Current	17,867
Non-current	147,069
Borrowings	164,936	158,052
Interbank Deposit Certificate Rate Cdi [Member]
IfrsStatementLineItems [Line Items]
Current	4,595
Non-current	117,529
Borrowings	122,124	107,310
Long Term Interest Rate Set By Brazilian National Monetary Council [Member]
IfrsStatementLineItems [Line Items]
Current	5,709
Non-current	12,158
Borrowings	17,867	18,813
Brazilian National Bank For Economic And Social Development Brazilian System For Clearance And Custody [Member]
IfrsStatementLineItems [Line Items]
Current	7,189
Non-current
Borrowings	$ 7,189	$ 13,022